Other operating income (expense), net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other operating income (expense), net
34    Other operating income (expense), net

	12.31.2019	12.31.2018	12.31.2017
Corporate projects	(123.3)	(72.6)	(33.0)
Impairment of assets	(71.6)	(61.3)	(64.8)
Taxes on other outputs	(24.4)	(21.6)	(15.3)
Expenses system project	(9.3)	(13.1)	(15.4)
Training and development	(5.1)	(7.8)	(8.6)
Provision for contingencies	(4.3)	(11.1)	(6.7)
Flight safety standards	(3.7)	(4.0)	(4.1)
Aircraft maintenance and flights costs - fleet	(1.7)	(2.6)	(1.9)
Product modifications	(0.6)	—	—
Recovery of expenses	2.2	9.4	3.5
Royalties	2.9	4.4	2.8
Other sales	4.2	5.0	8.6
Contractual fines revenue (expenses)	5.7	8.3	(0.5)
Others	13.2	(6.8)	(28 .5)

	(215.8)	(173.8)	(163.9)